UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM 12B-25

Commission File Number 000-50103

NOTIFICATION OF LATE FILING

(Check One):

[  ] Form 10-K  [  ] Form 20-F  [  ]  Form 11-K  [X]  Form 10-Q  [  ] Form 10-D

[  ] For N-SAR  [  ] Form N-CSR

For Period Ended:  April 30, 2008

[  ] Transition Report on Form 10-K

[  ]  Transition Report on Form 20-F

[  ]  Transition Report on Form 11-K

[  ]  Transition Report on Form 10-Q

[  ]  Transition Report on Form N-SAR

For the Transition Period Ended:  ______________

Read attached instruction sheet before preparing form.  Please print or type.

Nothing in this form shall be construed to imply that the commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I REGISTRATION INFORMATION

Full name of registrant:

International Gold Resources, Inc.

Address of principal executive office:

7200 S. Alton Way, Suite A-250

Centennial, Colorado 80112

PART II RULES 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate).

[X]

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[  ]

(b)

The subject annual report, semi annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on the Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[  ]

(c)

The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III NARRATIVE

As previously reported, the forensic audit of the Brazilian operations of International Gold Resources, Inc. (the “Company”) has now been completed.  This audit occurred after the management of the Company, in October 2007, uncovered a number of potential fraudulent acts and misdeeds against the Company dating back to the filing of Form 10-KSB for the period ending October 30, 2005.  The forensic audit determined that the financial statements for the Company will need to be restated for fiscal years 2005, 2006, and 2007.

Under the direction of Robert L. Dumont, the Company’s President and Chief Executive Officer, the Company is reconciling the results of the forensic audit with the historical financials of its North American operations.  Upon completion of the reconciliation process, the Company will be restating all of its financial statements filed since the Company's reverse merger into Montpellier Group, Inc. on August 19, 2005.  As a result, the compilation, dissemination, and review of the information required to complete Form 10-Q for the quarter ended April 30, 2008 has imposed time constraints that have rendered timely filing of Form 10-Q impracticable without undue hardship and expense to the Company.  The Company undertakes the responsibility to file the second quarterly report for 2008 when the aforementioned restatements have been completed, but cannot state with certainty a date of resolution.  The Company is working as quickly as possible to return to current filing status and will notify the SEC and investors as soon as the financial statements have been compiled and restated.

PART IV OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this modification:

Robert L. Dumont

(720) 529-4855

(Name)

(Area Code) Telephone Number

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[  ]

Yes

[X]

No

The Company failed to file its required Form 10-Q for the three months ended January 31, 2007 after discovering that it was no longer a “small business issuer” as of November 1, 2006, which occurred after the filing of its Form 10-QSB for the three months ended January 31, 2007 on March 19, 2007, as amended on March 20, 2007.  The Company also failed to file its required Forms 10-Q for the three months ended April 30, 2007 and July 31, 2007, respectively, its required Form 10-K for the year ended October 31, 2007, and its required Form 10-Q for the three months ended January 31, 2008.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X]

Yes

[ ]

No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Refer to Part III Narrative.

International Gold Resources, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:

June 18, 2008

By:

/s/ Nathan M. Longenecker

Nathan M. Longenecker

Vice President and General Counsel